FEDERATED SHORT-TERM MUNICIPAL TRUST

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              August 28, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED SHORT-TERM MUNICIPAL TRUST (the "Trust")
            Institutional Service Shares
           1933 Act File No. 333-107186
           1940 Act File No. 811-3181

Dear Sir or Madam:

      Pursuant  to  Rule  497(j)  of  the   Securities   Act  of  1933,   the
above-referenced Trust hereby certifies that the definitive form of Prospectus/Proxy Statement dated August 21, 2003, that would have been filed under Rule 497(c), does not differ from the form of Prospectus/Proxy Statement contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed on Form N-14 as Pre-Effective Amendment No. 1 on August 21, 2003.

      If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                Very truly yours,



                                                /s/ George F. Magera
                                                George F. Magera
                                                Assistant Secretary